AIP ALTERNATIVE STRATEGIES FUNDS

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund
(the “Funds”)

No Load Shares
Class C Shares

Supplement dated September 15, 2009
to the Prospectus dated April 30, 2009, as supplemented

Effective September 15, 2009, Hatteras Capital Investment Management, LLC has purchased 55% of the membership interests of the Funds’ investment advisor, Alternative Investment Partners, LLC.   Consequently, the following information has changed in the Funds’ Prospectus.

Investment Advisor

Effective immediately the Advisor has changed its name to Hatteras Alternative Mutual Funds, LLC, and all references to Alternative Investment Partners, LLC in the Prospectus are changed to Hatteras Alternative Mutual Funds, LLC.  In addition, the first two sentences of the first paragraph under the section entitled “Investment Advisor” beginning on page 29 of each Prospectus are deleted and replaced with the following:

Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615 (the “Advisor”), is registered as an investment advisor with the Securities and Exchange Commission under the 1940 Act. The Advisor is owned jointly by Hatteras Capital Investment Management, LLC, Asset Alliance (NY) Management Inc., (“Asset Alliance”), Asset Alliance Holding Corp., Lee W. Schultheis, Trust Advisory Group, Inc., Mark R. Tonucci and Michael E. Portnoy.

In addition, Trust Advisors LLC no longer serves as Portfolio Research Consultant to the Funds.  The Advisor does not anticipate entering into a new Portfolio Research Consultant Agreement, but will provide the services previously provided by Trust Advisors LLC directly to the Funds and the Underlying Funds. Therefore, all references to Trust Advisors LLC or the Portfolio Research Consultant are deleted from each Prospectus.

Effective immediately, two additional portfolio managers have been added to the Funds’ portfolio management team of Lee W. Schultheis, Mark R. Tonucci and Michael E. Portnoy.  As a result, the following is added to the section “Portfolio Managers” beginning on page 41 of the No Load Shares Prospectus and page 40 of the Class C Shares Prospectus:

Michael P. Hennen, CFA

Mr. Hennen serves as a voting member of the Investment Committee for the Funds and is responsible for the oversight of the investment process and sub-advisor due diligence and selection. Prior to joining Hatteras, Mr. Hennen was a Vice President at Morgan Stanley in the Graystone Research Group, an alternative investments advisory group within Morgan Stanley, where he was on the Investment Committee and led the sourcing, evaluation, execution, and monitoring of alternative investments across a variety of strategies. Before joining Morgan Stanley, Mr. Hennen was an Analyst at Morningstar in Chicago. Mr. Hennen received his Bachelor of Business Administration degree in Finance from Western Michigan University. Mr. Hennen has also earned his designation as a Chartered Financial Analyst (CFA).

Robert Murphy, CFA, FRM, CAIASM

Mr. Murphy serves as a voting member of the Investment Committee for the Funds and is responsible for the development of internal risk management.  Mr. Murphy was previously with Ivy Asset Management Corp. LLC (“Ivy”), a division of BNY Mellon Asset Management, where he served as a Managing Director in the Investment Strategies and Investment Products and Strategies groups.  At Ivy, Mr. Murphy was responsible for investment research and assisted with product development and portfolio management.  Prior to joining Ivy in 2008, Murphy was a Partner and Director of Risk Management at Meridian Capital Partners, where he worked in various senior capacities since 2001. Previously, Murphy held senior fixed income investment banking positions with A.G. Edwards, Cowen & Company, Donaldson, Lufkin & Jenrette, and Bear Stearns & Co., Inc.  Mr. Murphy received Bachelor of Arts and Masters in Business Administration degrees from the State University of New York at Albany.  He earned his designation as a Chartered Financial Analyst (CFA) and has also earned designations as a Financial Risk Manager (FRM) and Chartered Alternative Investment Analyst (CAIA).

The Underlying Funds

Effective immediately, the following Underlying Funds have changed their names and principle investment strategies:

Previous Portfolio Name	New Portfolio Name	Strategy Description
The Distressed/Hedged Income Portfolio	Relative Value
This strategy is designed to take advantage of perceived discrepancies in the market prices of certain convertible bond, common stock, fixed income and derivative securities.  This strategy attempts to achieve current income, capital preservation and capital appreciation.

The Distressed Securities & Special Situations - 1 Portfolio	Event Driven	This strategy is designed to invest in securities whose prices are or will be impacted by a corporate event. This strategy attempts to achieve capital appreciation.
The Long/Short Equity Hedge Portfolio	Long/Short Equity	This strategy employs long and short trading in common stock, preferred stock and convertible securities of U.S. and foreign issuers. This strategy attempts to achieve capital appreciation.
The Long/Short Equity Market Neutral Portfolio	Market Neutral Equity
This strategy is designed to exploit equity market inefficiencies, which involves being simultaneously invested in long and short matched equity portfolios generally of the same size, usually in the same market.  This strategy attempts to achieve capital appreciation.

The Long/Short Equity – REIT Portfolio was liquidated on June 25, 2009, and the Long/Short Equity – Earnings Revision Portfolio was liquidated on September 2, 2009.  Effective on or before January 1, 2010, the following Underlying Funds will be liquidated and will no longer be available for investment by the Funds:

Arbitrage-1 Portfolio
Income Arbitrage Portfolio
Global Hedged Income-1 Portfolio
Long/Short Equity – International-1 Portfolio
Event Driven and Risk Arbitrage Portfolio
Long/Short Equity – Growth -1 Portfolio
Energy and Natural Resources Portfolio

Distributors

Effective immediately, Quasar Distributors, LLC and Hatteras Capital Distributors, LLC will each serve as distributor of the Funds.

PLEASE RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

AIP ALTERNATIVE STRATEGIES FUNDS

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund
(the “Funds”)

No Load Shares
Class C Shares

Supplement dated September 15, 2009
to the Statement of Additional Information (“SAI”)
dated April 30, 2009, as supplemented

Effective September 15, 2009, Hatteras Capital Investment Management, LLC has purchased 55% of the membership interests of the Funds’ investment advisor, Alternative Investment Partners, LLC.   Consequently, the following information has changed in the Funds’ SAI.

Investment Advisor

Effective immediately the Advisor has changed its name to Hatteras Alternative Mutual Funds, LLC, and all references to Alternative Investment Partners, LLC in the Prospectus are changed to Hatteras Alternative Mutual Funds, LLC.  In addition, the first five sentences of the first paragraph under the subsection entitled “Investment Advisor, Advisory Agreement and Services Agreement” beginning on page 22 of the SAI are deleted and replaced with the following:

Hatteras Alternative Mutual Funds, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615 (the “Advisor”), is registered as an investment advisor with the Securities and Exchange Commission under the 1940 Act. The Advisor is owned jointly by Hatteras Capital Investment Management, LLC (“HCIM”), Asset Alliance (NY) Management Inc., (“Asset Alliance”), Asset Alliance Holding Corp., Mr. Lee W. Schultheis, Trust Advisory Group, Inc., Mr. Mark R. Tonucci and Mr. Michael E. Portnoy. David B. Perkins and Robert Worthington are managing members of HCIM.  HCIM is controlled by David B. Perkins and Robert Worthington.

In addition, Trust Advisors LLC no longer serves as Portfolio Research Consultant to the Funds.  Therefore, all references to Trust Advisors LLC or the Portfolio Research Consultant are deleted from the SAI.

Effective immediately, Michael P. Hennen and Robert Murphy are additional Portfolio Managers of the Funds.  As a result, the following is added to the section “Portfolio Managers” beginning on page 33 of the SAI:

Other Accounts Managed by Portfolio Managers

Information regarding Messrs. Hennen and Murphy is shown as of September 1, 2009.

Portfolio Manager	Registered Investment Companies (excluding the Portfolios and Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael P. Hennen	0	$0.00	0	$0.00	0	$0.00
Robert Murphy	0	$0.00	0	$0.00	0	$0.00

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Michael P. Hennen	0	$0.00	0	$0.00	0	$0.00
Robert Murphy	0	$0.00	0	$0.00	0	$0.00

Securities Owned in the Funds by Portfolio Managers

Name of Portfolio Manager	Dollar Range of Equity Securities in the Alpha Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)	Dollar Range of Equity Securities in the Beta Fund (None, $1 - $10,000, $10,001 - $50,000, $50,001 - $100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Michael P. Hennen	None	None
Robert Murphy	None	None

Board of Trustees

Effective immediately, Stephen G. Bondi is no longer a Trustee of the Trust.  In addition, Gregory S. Sellers, Steve E. Moss, H. Alexander Holmes and David Perkins are now Trustees of the Trust, in addition to Mr. Anderson, Mr. Breslin, Mr. Mann and Ms. Montgomery Rocklin.  As a result, the following information is added to the section entitled “Management” beginning on page 16 of the SAI:

Independent Trustees

Name, Address and Age	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships held by Trustee
Gregory S. Sellers (50) 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (June 2009 to Present). Chief Financial Officer and Director, Kings Plush, Inc., a fabric manufacturer (2003 to June 2009).	22	None

Steve E. Moss (56) 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Principal, Holden, Moss, Knott, Clark, Copley & Hoyle, PA, accountants and business consultants (1996 to Present). Member Manager, HMKCT Properties, LLC (1996 to Present).	22	None

H. Alexander Holmes (67) 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee	Indefinite Term since 2009	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	22	None

Interested Trustee

Name, Address and Age	Position*	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(1) Overseen by Trustee	Other Directorships held by Trustee
David B. Perkins (47) 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Trustee and President	Indefinite Term since 2009	Chairman and Chief Executive Officer, Each Fund in the Hatteras Fund Complex. (2004 to Present). President and Managing Principal, Hatteras Investment Partners LLC (2003 to Present).	22	None

(1)
The term “fund complex” refers to (i) the Trust (consisting of two funds) and (ii) the Underlying Funds Trust (consisting of 11 funds), the investment advisor for both of which is Hatteras Alternative Mutual Funds, (iii) Hatteras 1099 Advantage Fund, Hatteras 1099 Advantage Institutional Fund, Hatteras Global Private Equity Partners Institutional, LLC and Hatteras VC Co-Investment Fund II, LLC, the investment advisor for which is Hatteras Capital Investment Management, LLC, an affiliate of Hatteras Alternative Mutual Funds, and (iv) Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., the investment advisor for which is Hatteras Investment Partners LLC, an affiliate of Hatteras Alternative Mutual Funds.

Effective immediately, the table entitled “Officers” beginning on page 16 of the SAI is deleted and replaced with the following:

Officers

Name, Address and Age	Position*	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years
Robert Lance Baker (37) 8540 Colonnade Center Drive Suite 401 Raleigh, NC 27615	Treasurer	Indefinite Term since 2009
Mr. Baker joined Hatteras in March 2008 and is currently the Chief Financial Officer of Hatteras and its affiliated entities.  Prior to joining Hatteras, Mr. Baker was Controller, and later Vice President of Operations, at Smith Breeden Associates.  Before that, Mr. Baker worked for the public accounting firm of BDO Seidman, and as a controller of a private entity in Durham, NC.

J. Michael Fields (36) 8540 Colonnade Center Drive Suite 401 Raleigh, NC 27615	Secretary	Indefinite Term since 2009	Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.

Andrew P. Chica (34) 8540 Colonnade Center Drive Suite 401 Raleigh, NC 27615	Chief Compliance Officer	Indefinite Term since 2009
Mr. Chica joined Hatteras in November 2007 and became the Chief Compliance Officer of Hatteras and its affiliates in 2008.  Prior to joining Hatteras, Mr. Chica was the Compliance Trustee for UMB Fund Services, Inc. from December 2004 to November 2007.  From April 2000 to December 2004, Mr. Chica served as an Assistant Vice President and Compliance Officer of U.S. Bancorp Fund Services, LLC.

The Distributor

Effective immediately, Quasar Distributors, LLC and Hatteras Capital Distributors, LLC are each distributors of the Funds.  As a result, the first paragraph under the section entitled "The Distributor" on page 33 of the SAI is deleted and replaced with the following:

THE DISTRIBUTORS

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202 and Hatteras Capital Distributors, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615 (the "Distributors") serve as the principal underwriters and national distributors for the shares of the Funds pursuant to Distribution Agreements with the Trust (the "Distribution Agreements").  The Distributors are registered as broker-dealers under the Securities Exchange Act of 1934 and each state's securities laws and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA").  The offering of the Funds' shares is continuous.  Each Distribution Agreement provides that the respective Distributor, as agent in connection with the distribution of Fund Shares, will use its best efforts to distribute the Funds' shares.  Hatteras Capital Distributors, LLC is an affiliate of the Advisor.

PLEASE RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE